Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Definite-Lived Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Intangible Assets
Gross Carrying Amount	$ 3,136,544	$ 3,145,120	$ 3,129,425
Accumulated Amortization	(1,608,808)	(1,404,328)	(1,111,665)
Transit, street furniture and other outdoor contractual rights [Member]
Other Intangible Assets
Gross Carrying Amount	775,701	785,303	773,238
Accumulated Amortization	(450,211)	(403,955)	(329,563)
Customer/advertiser relationships [Member]
Other Intangible Assets
Gross Carrying Amount	1,212,745	1,210,245	1,210,269
Accumulated Amortization	(616,138)	(526,197)	(409,794)
Talent contracts [Member]
Other Intangible Assets
Gross Carrying Amount	342,816	344,255	347,489
Accumulated Amortization	(203,873)	(177,527)	(139,154)
Representation contracts [Member]
Other Intangible Assets
Gross Carrying Amount	243,861	243,970	237,451
Accumulated Amortization	(193,051)	(171,069)	(137,058)
Permanent easements [Member]
Other Intangible Assets
Gross Carrying Amount	173,757	173,374	171,918
Accumulated Amortization	0	0	0
Other [Member]
Other Intangible Assets
Gross Carrying Amount	387,664	387,973	389,060
Accumulated Amortization	$ (145,535)	$ (125,580)	$ (96,096)